NOTE 7 –LOANS PAYABLE (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
[custom:RelatedPartyDebtToEquitySwapValue]			$ 1,647,150
Loans Payable	$ 228,727		239,308	2,054,379
Debtor Reorganization Items, Gain (Loss) on Settlement of Other Claims, Net			11,069
Third Party Loans [Member]
Short-Term Debt [Line Items]
Increase (Decrease) in Other Loans	0	$ 444,444	600,000	1,239,620
Financing Receivable, Unamortized Loan Cost (Fee) and Purchase Premium (Discount)	0	44,444	66,666	63,970
Payments for Loans	232,018	321,609	344,483	969,664
Loans Payable [Member]
Short-Term Debt [Line Items]
Interest Expense	18,724	172,701	191,281	77,101
Amortization of Debt Discount (Premium)	$ 7,407	$ 63,666	78,481	$ 44,749
Loan Settlement [Member]
Short-Term Debt [Line Items]
Loans Payable			$ 1,516,667
[custom:CommonStockIssuedForSettlementOfDebtShares]			2,230,394
[custom:CommonStockIssuedForSettlementOfDebtValue]			$ 2,056,530
Debtor Reorganization Items, Gain (Loss) on Settlement of Other Claims, Net			$ 539,863